Commitments and Contingencies (Details Narrative)	1 Months Ended		3 Months Ended
	Sep. 15, 2016 USD ($) ft²	Jul. 25, 2016 USD ($) ft²	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Security deposit for rent					$ 43,917
Outstanding lease obligations					139,872	$ 170,558
Utilities deposit					$ 7,320
Leasing obligations expense			$ 0	$ 46,158
Lease agreements [Member]
Office leased premises of area | ft²		5,652
Term of lease monthly rent		$ 7,242
Lease agreements one [Member]
Office leased premises of area | ft²	5,773
Term of lease monthly rent	$ 7,397